Investment in associated companies (Restated) - Financial Information of Equity Method Investees (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Current assets	$ 2,158.0	$ 1,682.0
Non-current assets	9,146.0	9,501.0
Current liabilities	1,772.0	1,501.0
Non-current liabilities	6,284.0	6,904.0
Non-Controlling interest	1,343.0	1,133.0
Archer
Schedule of Equity Method Investments [Line Items]
Current assets	287.0	363.0
Non-current assets	773.0	904.0
Current liabilities	313.0	319.0
Non-current liabilities	718.0	751.0
Non-Controlling interest	0.0	0.0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Current assets	100.0	76.0
Non-current assets	317.0	308.0
Current liabilities	149.0	79.0
Non-current liabilities	174.0	258.0
Non-Controlling interest	0.0	0.0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Current assets	258.0	133.0
Non-current assets	1,393.0	1,183.0
Current liabilities	509.0	80.0
Non-current liabilities	988.0	1,199.0
Non-Controlling interest	0.0	0.0
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Current assets	1,214.0	892.0
Non-current assets	5,567.0	5,949.0
Current liabilities	665.0	847.0
Non-current liabilities	3,580.0	3,897.0
Non-Controlling interest	1,343.0	1,133.1
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Current assets	299.0	218.0
Non-current assets	1,096.0	1,157.0
Current liabilities	135.0	176.0
Non-current liabilities	824.0	799.0
Non-Controlling interest	$ 0.0	$ 0.0